Toyota Motor Corporation Shareholders' Equity Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,166,810	3,166,810	3,135,699
Total Toyota Motor Corporation Shareholders' equity	$ 128,364	¥ 10,550,261	¥ 10,332,371
Toyota Motor Corporation Shareholders' equity per share	$ 40.53	¥ 3,331.51	¥ 3,295.08